Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income by Geographical Location

The Company has operations in the United States and Canada. The components of income (loss) before the provision for income taxes are as follows (in thousands):

	Year Ended December 31,
	2025	2024
United States	$(2,835)	$(10,046)
Foreign	35	(81)
Total loss before income taxes	$(2,800)	$(10,127)

Schedule of Components of Income Tax

The components of the income tax provision for the years ended December 31, 2025 and 2024 were as follows (in thousands):

	As of December 31,
	2025	2024
Current federal	$-	$-
Current state	1	2
Current foreign	-	-
Total current tax provision (benefit)	$1	$2
Deferred federal	-	-
Deferred state	-	-
Deferred foreign	-	-
Total deferred tax provision (benefit)	$-	$-
Total income tax provision	$1	$2

Schedule of Reconciliation Income Tax Expense

For the year ended December 31, 2025, the Company adopted ASU 2023-09 on a prospective basis. The following table is a reconciliation of the U.S. federal statutory rate of 21.0% to the effective tax rate for the year ended December 31, 2025, in accordance with ASU 2023-09:

	December 31, 2025
	Amount (in thousands)	Percent
Tax provision at statutory rate	$(588)	21.0%
State income taxes, net of federal benefit (1)	1	0.0%
Foreign tax effects	(7)	0.3%
Effects of cross-border transactions	(12)	0.4%
Nontaxable or nondeductible items	(275)	9.8%
Stock-based compensation expense	85	(3.0)%
Change in valuation allowance	731	(26.1)%
Other, net	66	(2.4)%
Effective income tax rate	$1	0.0%

(1)	During the year ended December 31, 2025, state minimum taxes in California and Massachusetts comprised greater than 50% of the tax effect in this category.

The following table is a reconciliation of the U.S. federal statutory tax rate of 21.0% to the effective tax rate for the years ended December 31, 2024, prior to the adoption of ASU 2023-09:

December 31, 2024
Tax provision at statutory rate	21.0%
State income taxes, net of federal benefit	1.2%
Stock-based compensation expense	(1.0)%
Permanent differences - other	(1.2)%
Change in fair value of convertible notes	(1.5)%
SEPA commitment fee	(1.0)%
Change in valuation allowance	(17.9)%
Other, net	0.4%
Effective income tax rate	0.0%

Schedule of Deferred Income Taxes

The tax effects of temporary differences that give rise to significant components of the deferred tax assets and liabilities are as follows (in thousands):

	As of December 31,
	2025	2024
Deferred tax assets
Net operating loss carryforwards	$9,198	$9,092
Capitalized research costs	582	584
Stock-based compensation expense	290	33
Reserves	170	-
Accrued expenses	34	-
Fixed assets	19	21
Other	49	4
Total gross deferred tax assets	10,342	9,734
Less: valuation allowance	(10,342)	(9,551)
Net deferred tax assets	$-	$183
Deferred tax liabilities
Other	$-	$(183)
Total deferred tax liabilities	$-	$(183)
Net deferred taxes	$-	$-